SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION - Change in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Changes in Accumulated other comprehensive loss (net of tax)
Balance at beginning of the year	$ (683.0)	$ (545.5)
Other comprehensive (loss) income before reclassifications, net of tax	(115.9)	(158.4)
Reclassifications to net income, net of tax	47.0	20.9
Net current-year other comprehensive (loss) income, net of tax	(68.9)	(137.5)	$ (257.1)
Balance at end of the year	(751.9)	(683.0)	(545.5)
Foreign Currency Translation
Changes in Accumulated other comprehensive loss (net of tax)
Balance at beginning of the year	(158.9)	(19.9)
Other comprehensive (loss) income before reclassifications, net of tax	(53.7)	(139.0)
Net current-year other comprehensive (loss) income, net of tax	(53.7)	(139.0)
Balance at end of the year	(212.6)	(158.9)	(19.9)
Pension and Other Postretirement Benefits
Changes in Accumulated other comprehensive loss (net of tax)
Balance at beginning of the year	(521.6)	(525.6)
Other comprehensive (loss) income before reclassifications, net of tax	(62.9)	(18.9)
Reclassifications to net income, net of tax	44.2	22.9
Net current-year other comprehensive (loss) income, net of tax	(18.7)	4.0
Balance at end of the year	(540.3)	(521.6)	$ (525.6)
Cash Flow Hedges
Changes in Accumulated other comprehensive loss (net of tax)
Balance at beginning of the year	(2.5)
Other comprehensive (loss) income before reclassifications, net of tax	0.7	(0.5)
Reclassifications to net income, net of tax	2.8	(2.0)
Net current-year other comprehensive (loss) income, net of tax	3.5	(2.5)
Balance at end of the year	$ 1.0	$ (2.5)